Deferred tax assets and liabilities - Unrecognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ (47,900)	$ (74,688)
Unrecognized deferred tax liabilities	0	0
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	(290)	(274)
Unrecognized deferred tax liabilities	0	0
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0	(8)
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	(59,772)	(86,568)
Unrecognized deferred tax liabilities	0	0
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	(60,062)	(86,850)
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	(12,162)	(12,162)
Unrecognized deferred tax liabilities	$ (12,162)	$ (12,162)